Summary of Signification Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Motor Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Motor Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	10 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	2 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	8 years
Furniture and fittings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Computer [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	3 years
Warehouse equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	2 years
Machinery Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	3 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years